NORTH SQUARE MCKEE BOND FUND

Class R6: NMKBX; Class I: NMKYX

(the “Fund”)

Supplement dated August 23, 2024 to the Summary Prospectus and Prospectus,
each dated February 28, 2024, as supplemented

This supplement serves as notification of the following changes:

The following provides new information about the Fund’s minimum initial investment contained in the current Summary Prospectus and Prospectus. Effective as of the date of this supplement, the Fund’s minimum initial investment for Class R6 shares will be changed from $50,000,000 to $5,000,000.

The following language replaces in its entirety the section entitled “Purchase and Sale of Fund Shares” in the Summary Prospectus and section entitled “Summary Section” in the Prospectus:

Purchase and Sale of Fund Shares:

To purchase shares of the Fund, you must invest at least the minimum amount, shown for each class in the chart below. As described below, the minimums can be waived in certain circumstances and by certain financial institutions.

Minimum Investments	To Open Your Account	To Add to Your Account
Class R6 shares All Accounts	$5,000,000	None
Class I shares All Accounts	$50,000	None

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.

The following table replaces in its entirety the Minimum Investments table under the “Purchase of Shares” subsection of the section entitled “Your Account With the Funds” in the Prospectus:

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Minimum Investments	To Open Your Account	To Add to Your Account
Class A North Square Strategic Income Fund	$1,000	$100
Class I shares All Accounts (except the North Square McKee Bond Fund)	$1,000,000	None
North Square McKee Bond Fund	$50,000	None
Class R6 shares North Square McKee Bond Fund	$5,000,000	None

The following replaces in its entirety the “Class R6 Shares (North Square McKee Bond Fund)” subsection of the “Your Account With the Funds” section of the Prospectus:

Class R6 Shares (North Square McKee Bond Fund)

To purchase Class R6 shares of the Fund, you generally must invest at least $5 million. Class R6 shares are not subject to any initial sales charge.

Please contact the Fund at 1-855-551-5521 if you have any questions.

Please retain this supplement for future reference.

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